Significant Accounting Policies - Revenue Recognition (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Accounting Policies [Abstract]
Revenue recognized, previously included in contract liability balance	$ 247.0
Contract assets, unconditional amount	11.0
Remaining performance obligation	$ 8,100.0
Remaining performance obligation, non-cancelable	88.00%
Remaining performance obligation, cancelable	11.00%
Weighted average remaining customer contract life	4 years 6 months
Percent in 2019 and 2020	38.00%
Percent in 2021 and 2022	21.00%
Percent in 2023 and Thereafter	41.00%
Capitalized contract cost	$ 6.6
Capitalized contract cost, amortization	$ 6.5